Related Party Transactions - Schedule of Related Party Transactions (Details) - Affiliated Entity $ in Thousands	12 Months Ended
Dec. 22, 2019 USD ($)
Asset management fees | EverSTAR IVF V GP, LLC
Related Party Transaction [Line Items]
Fees paid and accrued	$ 2,767
Disposition fees | EBA EverSTAR, LLC
Related Party Transaction [Line Items]
Fees paid and accrued	909
Acquisition fees | EBA EverSTAR, LLC
Related Party Transaction [Line Items]
Fees paid and accrued	$ 18